additional statement of cash flow information - Financing activities (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Changes in liabilities arising from financing activities
Beginning			$ 403
Redemptions, repayments or payments			(502)
Other			527
Ending	$ 428		428
Dividends payable to holders of Common Shares
Changes in liabilities arising from financing activities
Beginning	404	$ 371	403	$ 352
Redemptions, repayments or payments	(404)	(371)	(807)	(723)
Other	428	372	832	743
Ending	428	372	428	372
Dividends reinvested in shares from Treasury
Changes in liabilities arising from financing activities
Redemptions, repayments or payments	153	131	305	261
Other	(153)	(131)	(305)	(261)
Dividends payable to holders of Common Shares net of dividends reinvested in shares from treasury
Changes in liabilities arising from financing activities
Beginning	404	371		352
Redemptions, repayments or payments	(251)	(240)		(462)
Other	275	241		482
Ending	428	372	428	372
Short-term borrowings
Changes in liabilities arising from financing activities
Beginning	100	100	100	100
Issued or received				200
Redemptions, repayments or payments				(200)
Ending	100	100	100	100
Long-term debt including derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Beginning	19,833	18,453	20,408	18,437
Issued or received	1,957	1,461	3,717	4,076
Redemptions, repayments or payments	(1,803)	(1,940)	(4,124)	(4,666)
Foreign exchange movement (Note 4(i))	(11)	(35)	(54)	83
Other	18	187	47	196
Ending	19,994	18,126	19,994	18,126
Long-term debt
Changes in liabilities arising from financing activities
Beginning	19,833	18,453	20,408	18,437
Issued or received	1,250	1,000	2,225	2,377
Redemptions, repayments or payments	(1,096)	(1,479)	(2,632)	(2,967)
Foreign exchange movement (Note 4(i))	(11)	(35)	(54)	83
Other	18	187	47	196
Ending	19,994	18,126	19,994	18,126
TELUS Corporation senior notes | Long-term debt including derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Beginning	14,987	14,763	15,021	14,479
Issued or received	1,250	1,000	1,250	1,000
Redemptions, repayments or payments		(900)		(900)
Foreign exchange movement (Note 4(i))	(42)	(132)	(79)	150
Other	(11)	(2)	(8)
Ending	16,184	14,729	16,184	14,729
TELUS Corporation commercial paper | Long-term debt including derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Beginning	918	459	731	1,015
Issued or received			975	612
Redemptions, repayments or payments	(700)	(454)	(1,478)	(1,692)
Foreign exchange movement (Note 4(i))	(21)	(5)	(31)	65
Ending	197		197
TELUS Communications Inc. debentures | Long-term debt including derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Beginning	622	621	622	621
Redemptions, repayments or payments	(175)		(175)
Other	1	1	1	1
Ending	448	622	448	622
TELUS International (Cda) Inc. credit facility | Long-term debt including derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Beginning	1,168	1,285	1,804	431
Issued or received				765
Redemptions, repayments or payments	(60)	(68)	(684)	(68)
Foreign exchange movement (Note 4(i))	(13)	(50)	(26)	45
Other	(3)		(2)	(6)
Ending	1,092	1,167	1,092	1,167
Other | Long-term debt including derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Beginning	320	281	273	267
Redemptions, repayments or payments	(3)	(3)	(8)	(191)
Other		1	52	203
Ending	317	279	317	279
Lease liabilities | Long-term debt including derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Beginning	1,757	1,699	1,837	1,661
Redemptions, repayments or payments	(124)	(81)	(247)	(165)
Foreign exchange movement (Note 4(i))	(3)	(6)	(9)	17
Other	64	109	113	208
Ending	1,694	1,721	1,694	1,721
Derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt - liability (asset) | Long-term debt including derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Beginning	61	(655)	120	(37)
Issued or received	707	461	1,492	1,699
Redemptions, repayments or payments	(741)	(434)	(1,532)	(1,650)
Foreign exchange movement (Note 4(i))	68	158	91	(194)
Other	(33)	78	(109)	(210)
Ending	62	(392)	62	(392)
To eliminate effect of gross settlement of derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Issued or received	(707)	(461)	(1,492)	(1,699)
Redemptions, repayments or payments	$ 707	$ 461	$ 1,492	$ 1,699